UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Edgewood Management LLC

Address:    350 Park Avenue
            New York, New York 10022

13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fausto Rotundo
Title:      Chief Compliance Officer
Phone:      (212) 652-9100

Signature, Place and Date of Signing:


/s/ Fausto Rotundo             New York, New York            August 4, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       83

Form 13F Information Table Value Total:       $5,039,434
                                              (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COL 7        COLUMN 8
                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT    PRN CALL  DISCRETION MNGRS  SOLE       SHRD NONE
--------------                --------------     -----      -------   -------    --- ----  ---------- -----  ----       ---- ----
3M CO                         COM               88579Y101  100,754     1,275,527 SH        SOLE       NONE    1,008,960  0   266,567
ABBOTT LABS                   COM               002824100    9,725       207,890 SH        SOLE       NONE      207,890  0         0
ALLERGAN INC                  COM               018490102  106,499     1,827,992 SH        SOLE       NONE    1,766,025  0    61,967
ALNYLAM PHARMACEUTICALS INC   COM               02043Q107      300        20,000 SH        SOLE       NONE       20,000  0         0
AMERICAN EXPRESS CO           COM               025816109  214,960     5,414,598 SH        SOLE       NONE    5,222,296  0   192,302
AMERICAN TOWER CORP           CL A              029912201  179,857     4,041,737 SH        SOLE       NONE    3,902,393  0   139,344
APPLE INC                     COM               037833100  366,794     1,458,253 SH        SOLE       NONE    1,406,311  0    51,942
APPLIED MATLS INC             COM               038222105      478        39,800 SH        SOLE       NONE       39,800  0         0
BANK OF NEW YORK MELLON CORP  COM               064058100    4,104       166,229 SH        SOLE       NONE      165,286  0       943
BEACON POWER CORP             COM               073677106       13        39,560 SH        SOLE       NONE       39,560  0         0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108      720             6 SH        SOLE       NONE            6  0         0
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702    1,092        13,700 SH        SOLE       NONE       13,700  0         0
BOEING CO                     COM               097023105      270         4,300 SH        SOLE       NONE        4,300  0         0
CELGENE CORP                  COM               151020104  246,984     4,859,983 SH        SOLE       NONE    4,682,848  0   177,135
CHEVRON CORP NEW              COM               166764100    1,657        24,416 SH        SOLE       NONE       24,416  0         0
CHUBB CORP                    COM               171232101      458         9,168 SH        SOLE       NONE        9,168  0         0
CHURCH & DWIGHT INC           COM               171340102    1,030        16,425 SH        SOLE       NONE       16,425  0         0
CINCINNATI FINL CORP          COM               172062101      233         9,012 SH        SOLE       NONE        9,012  0         0
CISCO SYS INC                 COM               17275R102    9,967       467,717 SH        SOLE       NONE      466,127  0      1590
CME GROUP INC                 COM               12572Q105  336,003     1,193,403 SH        SOLE       NONE    1,151,228  0    42,175
COCA COLA CO                  COM               191216100    2,075        41,394 SH        SOLE       NONE       37,094  0      4300
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102  313,811     6,268,696 SH        SOLE       NONE    6,034,276  0   234,420
COLGATE PALMOLIVE CO          COM               194162103   67,713       859,738 SH        SOLE       NONE      859,738  0         0
COVANCE INC                   COM               222816100  143,047     2,787,350 SH        SOLE       NONE    2,675,977  0   111,373
CROWN CASTLE INTL CORP        COM               228227104      261         7,000 SH        SOLE       NONE        5,000  0     2,000
CRUCELL N V                   SPONSORED ADR     228769105    1,140        62,200 SH        SOLE       NONE       60,900  0      1300
DIRECTV                       COM CL A          25490A101  198,862     5,862,663 SH        SOLE       NONE    5,680,618  0   182,045
DISNEY WALT CO                COM DISNEY        254687106      391        12,400 SH        SOLE       NONE        6,800  0      5600
DUKE ENERGY CORP NEW          COM               26441C105      425        26,574 SH        SOLE       NONE       22,378  0      4196
EATON VANCE TX ADV GLBL DIV   COM               27828S101      129        10,800 SH        SOLE       NONE       10,800  0         0
EMERSON ELEC CO               COM               291011104      908        20,775 SH        SOLE       NONE       20,775  0         0
EQUIFAX INC                   COM               294429105      485        17,271 SH        SOLE       NONE       17,271  0         0
EXPEDITORS INTL WASH INC      COM               302130109  143,889     4,169,474 SH        SOLE       NONE    4,022,375  0   147,099
EXXON MOBIL CORP              COM               30231G102   12,309       215,680 SH        SOLE       NONE      214,631  0      1049
FIRST SOLAR INC               COM               336433107  201,274     1,768,197 SH        SOLE       NONE    1,705,218  0    62,979
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      710        12,000 SH        SOLE       NONE       12,000  0         0
GENERAL ELECTRIC CO           COM               369604103      157        10,878 SH        SOLE       NONE       10,015  0       863
GENZYME CORP                  COM               372917104  223,654     4,405,232 SH        SOLE       NONE    4,256,302  0   148,930
GILEAD SCIENCES INC           COM               375558103  107,985     3,150,083 SH        SOLE       NONE    3,037,959  0   112,124
HEWLETT PACKARD CO            COM               428236103    1,047        24,200 SH        SOLE       NONE       24,200  0         0
HOME DEPOT INC                COM               437076102      521        18,555 SH        SOLE       NONE       18,555  0         0
HSBC HLDGS PLC                ADR A 1/40PF A    404280604      279        13,000 SH        SOLE       NONE       13,000  0         0
ILLUMINA INC                  COM               452327109    3,281        75,364 SH        SOLE       NONE       70,840  0      4524
INTEL CORP                    COM               458140100      364        18,720 SH        SOLE       NONE       18,720  0         0
INTERNATIONAL BUSINESS MACHS  COM               459200101      884         7,158 SH        SOLE       NONE        6,350  0       808
INTUITIVE SURGICAL INC        COM NEW           46120E602    1,479         4,686 SH        SOLE       NONE        4,686  0         0
ISHARES TR INDEX              DJ SEL DIV INX    464287168    5,692       134,154 SH        SOLE       NONE      134,154  0         0
JOHNSON & JOHNSON             COM               478160104    8,432       142,769 SH        SOLE       NONE      142,769  0         0
JPMORGAN CHASE & CO           COM               46625H100      542        14,799 SH        SOLE       NONE       13,799  0      1000
KELLOGG CO                    COM               487836108      365         7,260 SH        SOLE       NONE        7,260  0         0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106    5,956        91,541 SH        SOLE       NONE       91,541  0         0
LAS VEGAS SANDS CORP          COM               517834107      480        21,700 SH        SOLE       NONE       14,500  0      7200
LILLY ELI & CO                COM               532457108      201         6,000 SH        SOLE       NONE        6,000  0         0
MERCK & CO INC NEW            COM               58933Y105      211         6,033 SH        SOLE       NONE        3,000  0      3033
MICROSOFT CORP                COM               594918104      626        27,195 SH        SOLE       NONE       24,395  0      2800
NEXTERA ENERGY INC            COM               65339F101      268         5,500 SH        SOLE       NONE        5,500  0         0
ORACLE CORP                   COM               68389X105  237,902    11,085,846 SH        SOLE       NONE   10,685,921  0   399,925
PAYCHEX INC                   COM               704326107      620        23,865 SH        SOLE       NONE       23,827  0        38
PEPSICO INC                   COM               713448108    7,493       122,936 SH        SOLE       NONE      121,386  0      1550
PFIZER INC                    COM               717081103    2,177       152,649 SH        SOLE       NONE      149,649  0      3000
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T565      231        17,000 SH        SOLE       NONE       12,000  0      5000
PPG INDS INC                  COM               693506107      208         3,450 SH        SOLE       NONE        3,450  0         0
PRAXAIR INC                   COM               74005P104  262,294     3,451,691 SH        SOLE       NONE    3,325,353  0   126,338
PRICELINE COM INC             COM NEW           741503403  278,107     1,575,321 SH        SOLE       NONE    1,519,512  0    55,809
PROCTER & GAMBLE CO           COM               742718109      625        10,420 SH        SOLE       NONE       10,420  0         0
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313      437        10,000 SH        SOLE       NONE       10,000  0         0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297      358        10,100 SH        SOLE       NONE       10,100  0         0
QUALCOMM INC                  COM               747525103  237,907     7,244,439 SH        SOLE       NONE    6,966,651  0   277,788
QUANTA SVCS INC               COM               74762E102  231,324    11,202,109 SH        SOLE       NONE   10,784,367  0   417,742
REGENCY CTRS CORP             COM               758849103    1,273        37,000 SH        SOLE       NONE       37,000  0         0
RESEARCH IN MOTION LTD        COM               760975102  296,265     6,014,302 SH        SOLE       NONE    5,801,641  0   212,661
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206      321         6,400 SH        SOLE       NONE        6,400  0         0
SCHLUMBERGER LTD              COM               806857108      531         9,600 SH        SOLE       NONE        9,600  0         0
SCHWAB CHARLES CORP NEW       COM               808513105      180        12,688 SH        SOLE       NONE        2,848  0      9840
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886    4,777       169,055 SH        SOLE       NONE      169,055  0         0
SOUTHWESTERN ENERGY CO        COM               845467109  152,255     3,940,357 SH        SOLE       NONE    3,800,775  0   139,582
STATE STR CORP                COM               857477103      737        21,785 SH        SOLE       NONE       18,850  0      2935
VAALCO ENERGY INC             COM NEW           91851C201      112        20,000 SH        SOLE       NONE       20,000  0         0
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937827      203         2,500 SH        SOLE       NONE        2,500  0         0
VERIZON COMMUNICATIONS INC    COM               92343V104      566        20,208 SH        SOLE       NONE       19,004  0      1204
VERTEX PHARMACEUTICALS INC    COM               92532F100      329        10,000 SH        SOLE       NONE       10,000  0         0
VISA INC                      COM CL A          92826C839  287,135     4,058,450 SH        SOLE       NONE    3,919,136  0   139,314
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209    3,316       160,405 SH        SOLE       NONE      157,630  0      2775

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